Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies [Abstract]
Estimated Useful Life of Equipment	The estimated useful life of equipment is as follows:

Estimated useful life in years
Building and facilities	20 and 25
Maritime and transportation equipment	4, 5 and 10
Major repairs	2.5
Other equipment	Various